Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
The change in property, plant and equipment is as follows:

(in thousands of euros)	As of December 31, 2025	Increases	Decreases	Other movements & transfer.	Currency translation	As of June 30, 2026
Fixtures, fittings and installations	3,485	8	—	—	—	3,493
Right of use – Buildings	9,067	—	—	—	—	9,067
Technical equipment	2,589	2	—	34	—	2,625
Office and IT equipment	1,225	12	—	19	1	1,258
Tangible assets in progress	245	590	—	(53)	—	782
Prepayments on tangible assets	396	15	—	—	—	411
Gross book value of tangible assets	17,007	627	—	—	1	17,635
Fixtures, fittings and installations	(2,830)	(111)	—	—	—	(2,941)
Right of use – Buildings	(6,505)	(543)	—	—	—	(7,048)
Technical equipment	(2,091)	(67)	—	—	—	(2,157)
Office and IT equipment	(1,015)	(63)	—	—	(1)	(1,079)
Accumulated depreciation of tangible assets(1)	(12,441)	(784)	—	—	(1)	(13,226)
Net book value of tangible assets	4,566	(158)	—	—	—	4,409
(1)Expenses for the period are detailed in Note 17.4 Depreciation, amortization and provisions expenses